SHAREHOLDERS' EQUITY (Details) (USD $)	Aug. 31, 2014
Stock Options outstanding	4,965,000
Weighted Average Exercise Price	$ 0.69
Stock Options available for issuance	2,205,000
2008 Stock Option Plan [Member]
Stock Options outstanding	4,795,000
Weighted Average Exercise Price	$ 0.70
Stock Options available for issuance	2,205,000
Plans Not Approved by Stockholders [Member]
Stock Options outstanding	170,000
Weighted Average Exercise Price	$ 0.33